INCOME TAXES - Provision for Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Currently payable (receivable) -
Federal					$ (43)	$ 38	$ 58
State					15	8	9
Currently payable (receivable) Total					(28)	46	67
Deferred, net -
Federal					173	70	25
State					17	20	20
Deferred Tax Total					190	90	45
Investment tax credit amortization					0	0	(1)
Total income taxes (benefits)	$ (24)	$ 37	$ 48	$ 133	$ 162	$ 136	$ 111